CONCENTRATION AND RISKS- Summary of revenue concentration risk (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Concentration and risks
Revenue	¥ 3,232,731	$ 468,702	¥ 5,303,835	¥ 5,825,624
Xiaomi Inc | Revenue Benchmark | Revenue Concentration Risk
Concentration and risks
Revenue	¥ 1,403,354		¥ 2,295,569	¥ 2,889,441
Concentration risk, percentage	43.00%	43.00%	43.00%	50.00%